UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Blue Ridge Capital, L.L.C.
           --------------------------------------------------
Address:   660 Madison Avenue
           --------------------------------------------------
           New York, NY 10065-8405
           --------------------------------------------------

Form 13F File Number:  028-07170
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Griffin
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     212 446 6200
           --------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ John Griffin             New York, NY                     2/14/13
       ------------------------   ------------------------------  ----------
             [Signature]                  [City, State]             [Date]

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         0
                                               -------------

Form 13F Information Table Entry Total:                   43
                                               -------------

Form 13F Information Table Value Total:           $7,187,888
                                               -------------
                                               (in thousands)




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.   Form 13F File Number              Name

           NONE

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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
APPLE INC                    COM              037833100  282,052    530,000 SH       SOLE                   530,000      0    0
AMERICAN INTL GROUP INC      COM NEW          026874784  368,532 10,440,000 SH       SOLE                10,440,000      0    0
AMERICAN INTL GROUP INC      *W EXP 01/19/202 026874156   15,870  1,150,000 SH       SOLE                 1,150,000      0    0
AMERICA MOVIL SAB DE CV      SPON ADR L SHS   02364W105  105,866  4,575,000 SH       SOLE                 4,575,000      0    0
AMAZON COM INC               COM              023135106  253,379  1,010,000 SH       SOLE                 1,010,000      0    0
BIOMARIN PHARMACEUTICAL INC  COM              09061G101   86,100  1,750,000 SH       SOLE                 1,750,000      0    0
COLFAX CORP                  COM              194014106  216,680  5,370,000 SH       SOLE                 5,370,000      0    0
DELTA AIR LINES INC DEL      COM NEW          247361702  127,128 10,710,000 SH       SOLE                10,710,000      0    0
DISNEY WALT CO               COM DISNEY       254687106  148,374  2,980,000 SH       SOLE                 2,980,000      0    0
DOLLAR TREE INC              COM              256746108  263,640  6,500,000 SH       SOLE                 6,500,000      0    0
EQUINIX INC                  COM NEW          29444U502  241,254  1,170,000 SH       SOLE                 1,170,000      0    0
GILEAD SCIENCES INC          COM              375558103  293,800  4,000,000 SH       SOLE                 4,000,000      0    0
GOOGLE INC                   CL A             38259P508  385,734    545,300 SH       SOLE                   545,300      0    0
GRACE W R & CO DEL NEW       COM              38388F108  157,318  2,340,000 SH       SOLE                 2,340,000      0    0
GRUPO FINANCIERO SANTANDER M SPON ADR SHS B   40053C105  221,262 13,675,000 SH       SOLE                13,675,000      0    0
HCA HOLDINGS INC             COM              40412C101  121,717  4,040,000 SH       SOLE                 4,040,000      0    0
IHS INC                      CL A             451734107  161,280  1,680,000 SH       SOLE                 1,680,000      0    0
JPMORGAN CHASE & CO          *W EXP 10/28/201 46634E114   11,065    933,000 SH       SOLE                   933,000      0    0
LIBERTY GLOBAL INC           COM SER A        530555101  245,544  3,900,000 SH       SOLE                 3,900,000      0    0
MICHAEL KORS HLDGS LTD       SHS              G60754101   49,754    975,000 SH       SOLE                   975,000      0    0
MOLYCORP INC DEL             COM              608753109   27,043  2,864,700 SH       SOLE                 2,864,700      0    0
MONSANTO CO NEW              COM              61166W101  287,263  3,035,000 SH       SOLE                 3,035,000      0    0
MGIC INVT CORP WIS           COM              552848103   26,336  9,900,600 SH       SOLE                 9,900,600      0    0
OWENS CORNING NEW            COM              690742101  246,723  6,670,000 SH       SOLE                 6,670,000      0    0
PRICELINE COM INC            COM NEW          741503403  343,696    554,000 SH       SOLE                   554,000      0    0
RALPH LAUREN CORP            CL A             751212101  245,869  1,640,000 SH       SOLE                 1,640,000      0    0
RANGE RES CORP               COM              75281A109  207,967  3,310,000 SH       SOLE                 3,310,000      0    0
REALOGY HLDGS CORP           COM              75605Y106  220,290  5,250,000 SH       SOLE                 5,250,000      0    0
SALLY BEAUTY HLDGS INC       COM              79546E104  112,311  4,765,000 SH       SOLE                 4,765,000      0    0
SENSATA TECHNOLOGIES HLDG BV SHS              N7902X106  255,780  7,875,000 SH       SOLE                 7,875,000      0    0
SIRIUS XM RADIO INC          COM              82967N108  125,137 43,300,000 SH       SOLE                43,300,000      0    0
TENET HEALTHCARE CORP        COM NEW          88033G407   56,335  1,735,000 SH       SOLE                 1,735,000      0    0
THERMO FISHER SCIENTIFIC INC COM              883556102  319,538  5,010,000 SH       SOLE                 5,010,000      0    0
TESLA MTRS INC               COM              88160R101    6,774    200,000 SH       SOLE                   200,000      0    0
TIME WARNER INC              COM NEW          887317303  163,100  3,410,000 SH       SOLE                 3,410,000      0    0
UNITED CONTL HLDGS INC       COM              910047109   87,324  3,735,000 SH       SOLE                 3,735,000      0    0
VERISIGN INC                 COM              92343E102  135,870  3,500,000 SH       SOLE                 3,500,000      0    0
VIRGIN MEDIA INC             COM              92769L101  169,050  4,600,000 SH       SOLE                 4,600,000      0    0
WABCO HLDGS INC              COM              92927K102  130,706  2,005,000 SH       SOLE                 2,005,000      0    0
WESTPORT INNOVATIONS INC     COM NEW          960908309    8,127    304,278 SH       SOLE                   304,278      0    0
WORKDAY INC                  CL A             98138H101   97,991  1,798,000 SH       SOLE                 1,798,000      0    0
WYNDHAM WORLDWIDE CORP       COM              98310W108   92,646  1,741,141 SH       SOLE                 1,741,141      0    0
YOUKU TUDOU INC              SPONSORED ADR    98742U100   65,664  3,600,000 SH       SOLE                 3,600,000      0    0
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